COMMITMENTS AND CONTINGENCIES (Details) - Aircraft Purchase Agreement - aircraft		1 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2015	May 31, 2015	Jul. 31, 2013
First Firm Order
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Number of firm orders placed					35
Number of purchased firm orders					35
Second Firm Order
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Number of firm orders placed				35
Number of purchased firm orders				32
Number of cancelled firm orders		3
Additional Firm Order
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Number of firm orders placed			5
Number of purchased firm orders	5